Income Taxes (Changes in the Valuation Allowance for Deferred Tax Assets) (Details) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2010 Parent Company [Member] JPY (¥)	Mar. 31, 2009 Parent Company [Member] JPY (¥)
Balance at beginning of year	$ 6,060	¥ 501,554	¥ 493,906	¥ 326,634
Net change during the year	(478)	(39,588)	7,648	167,272	(3,332)	20,182
Balance at end of year	$ 5,582	¥ 461,966	¥ 501,554	¥ 493,906